UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SPO Advisory Corp.

Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941


Form 13F File Number: 28-4164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kim M. Silva
Title:  Chief Financial Officer
Phone:  415-383-6600

Signature,  Place,  and  Date  of  Signing:

/s/ Kim M. Silva                   Mill Valley, California            5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $    7,383,673
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10289              SPO Partners II, L.P.
----  --------------------  ----------------------------------------------------
2     28-10787              San Francisco Partners, L.P.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- -------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVENT SOFTWARE INC              COM            7974108     403,406 14,422,800 SH       DEFINED    1        14,422,800      0    0
ADVENT SOFTWARE INC              COM            7974108      36,065  1,289,400 SH       DEFINED    2         1,289,400      0    0
CALPINE CORP                     COM            131347304 1,106,822 53,729,212 SH       DEFINED    1        53,729,212      0    0
CALPINE CORP                     COM            131347304    42,318  2,054,296 SH       DEFINED    2         2,054,296      0    0
CHARTER COMMUNICATION            CL A           16117M305   486,771  4,672,408 SH       DEFINED    1         4,672,408      0    0
CHARTER COMMUNICATION            CL A           16117M305    24,336    233,600 SH       DEFINED    2           233,600      0    0
CROWN CASTLE INTL CORP           COM            228227104   566,441  8,133,849 SH       DEFINED    1         8,133,849      0    0
CROWN CASTLE INTL CORP           COM            228227104    24,917    357,800 SH       DEFINED    2           357,800      0    0
LAMAR ADVERTISING CO             CL A           512815101   385,545  7,936,284 SH       DEFINED    1         7,936,284      0    0
LAMAR ADVERTISING CO             CL A           512815101    18,598    382,830 SH       DEFINED    2           382,830      0    0
LIBERTY GLOBAL INC               CL A           530555101    20,220    275,554 SH       DEFINED    1           275,554      0    0
LIBERTY GLOBAL INC               CL A           530555101    21,196    288,859 SH       DEFINED    2           288,859      0    0
LIBERTY GLOBAL INC.              CL C           530555309 1,127,032 16,421,857 SH       DEFINED    1        16,421,857      0    0
LIBERTY GLOBAL INC               CL C           530555309    28,187    410,708 SH       DEFINED    2           410,708      0    0
MARTIN MARIETTA MATLS INC        COM            573284106   179,254  1,757,051 SH       DEFINED    1         1,757,051      0    0
MARTIN MARIETTA MATLS INC        COM            573284106     9,814     96,200 SH       DEFINED    2            96,200      0    0
PETROQUEST ENERGY INC            COM            716748108    33,385  7,519,184 SH       DEFINED    1         7,519,184      0    0
PETROQUEST ENERGY INC            COM            716748108     1,271    286,200 SH       DEFINED    2           286,200      0    0
PIONEER NAT RES CO               COM            723787107   784,271  6,312,039 SH       DEFINED    1         6,312,039      0    0
PIONEER NAT RES CO               COM            723787107    36,498    293,750 SH       DEFINED    2           293,750      0    0
PROGRESSIVE WASTE SOLUTIONS LTD. COM            74339G101   155,840  7,368,340 SH       DEFINED    1         7,368,340      0    0
PROGRESSIVE WASTE SOLUTIONS LTD. COM            74339G101     6,053    286,200 SH       DEFINED    2           286,200      0    0
QUICKSILVER RESOURCES INC        COM            74837R104    52,450 23,311,254 SH       DEFINED    1        23,311,254      0    0
QUICKSILVER RESOURCES INC        COM            74837R104     3,766  1,673,900 SH       DEFINED    2         1,673,900      0    0
The Charles Schwab Corp.         COM            808513105   817,603 46,218,387 SH       DEFINED    1        46,218,387      0    0
The Charles Schwab Corp.         COM            808513105    33,708  1,905,500 SH       DEFINED    2         1,905,500      0    0
VISA, INC.                       COM            92826C839   801,824  4,721,053 SH       DEFINED    1         4,721,053      0    0
VISA, INC.                       COM            92826C839    40,864    240,600 SH       DEFINED    2           240,600      0    0
RESOLUTE ENERGY CORP             COM            76116A108   121,257 10,534,910 SH       DEFINED    1        10,534,910      0    0
RESOLUTE ENERGY CORP             COM            76116A108     4,244    368,700 SH       DEFINED    2           368,700      0    0
RESOLUTE ENERGY CORP             WARRANTS       76116A116     9,395  8,169,525 SH       DEFINED    1         8,169,525      0    0
RESOLUTE ENERGY CORP             WARRANTS       76116A116       322    279,753 SH       DEFINED    2           279,753      0    0
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